Net Loss Per Share or Unit (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	Basic and diluted net loss per share was calculated as follows (in thousands, except per share and per unit data):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Basic and diluted net loss per share
Net loss from continuing operations attributable to System1, Inc.	$(0.94)	$(3.19)	n/a
Net loss from discontinued operations, net of tax attributable to System1, Inc.	(1.54)	(0.51)	n/a
Basic and Diluted net loss per share	$(2.48)	$(3.70)	n/a
Numerator:
Net loss from continuing operations attributable to System1, Inc.	$(85,727)	$(284,522)	n/a
Net loss from discontinued operations, net of tax attributable to System1, Inc.	(141,494)	(45,870)	n/a
Net loss attributable to System1, Inc.	$(227,221)	$(330,392)	n/a
Denominator:
Weighted-average common shares outstanding used in computing basic and diluted net loss per share	91,454	89,310	n/a
Basic and diluted net loss per unit	n/a	n/a	$(1.81)
Numerator:
Net loss	n/a	n/a	$(37,061)
Denominator:
Weighted-average membership units outstanding - basic and diluted	n/a	n/a	20,488